COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended		21 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2020 USD ($)
Indemnification agreement limit as a percentage of shareholders' equity	25.00%
Number of former employees filing lawsuits			2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering	$ 121		$ 246
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering		$ 1,740